Cover	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41430
Entity Registrant Name	Pagaya Technologies Ltd.
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	Azrieli Sarona Bldg
Entity Address, Address Line Two	54th Floor
Entity Address, Address Line Three	121 Derech Menachem Begin
Entity Address, City or Town	Tel-Aviv
Entity Address, Postal Zip Code	6701203
Entity Address, Country	IL
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001883085
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Class A Ordinary Shares, no par value
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, no par value
Trading Symbol	PGY
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	508,377,200
Warrants to purchase Class A Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Class A Ordinary Shares
Trading Symbol	PGYWW
Security Exchange Name	NASDAQ
Class B
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	174,934,392
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Azrieli Sarona Bldg
Entity Address, Address Line Two	54th Floor
Entity Address, Address Line Three	121 Derech Menachem Begin
Entity Address, City or Town	Tel-Aviv
Entity Address, Postal Zip Code	6701203
Entity Address, Country	IL
Contact Personnel Name	Gal Krubiner
City Area Code	972 (3)
Local Phone Number	715 0920
Contact Personnel Email Address	IR@pagaya.com